                                                             CREDIT  ASSET
                                                             SUISSE  MANAGEMENT

CREDIT SUISSE
INSTITUTIONAL FUND
SEMIANNUAL REPORT

CLASS A, B AND C SHARES

JUNE 30, 2002
(UNAUDITED)

CREDIT SUISSE INSTITUTIONAL
MONEY MARKET FUND, INC.
-  PRIME PORTFOLIO
-  GOVERNMENT PORTFOLIO




MORE COMPLETE INFORMATION ABOUT THE FUND AND EACH OF THE PORTFOLIOS, INCLUDING CHARGES AND EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS DOCUMENT AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-222-8977 OR BY WRITING TO CREDIT SUISSE INSTITUTIONAL FUNDS, P.O. BOX 9030, BOSTON, MA 02205-9030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3147. CREDIT SUISSE INSTITUTIONAL FUNDS ARE ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE PORTFOLIOS' INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE PORTFOLIOS' YIELDS WILL FLUCTUATE. ALTHOUGH THE PORTFOLIOS SEEK TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1 PER SHARE, THERE CAN BE NO ASSURANCE THAT THEY CAN DO SO ON A CONTINUING BASIS AND IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIOS. AN INVESTMENT IN THE PORTFOLIOS ARE NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

THE VIEWS OF THE PORTFOLIOS' MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIOS HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF JUNE 30, 2002; THESE VIEWS AND PORTFOLIOS HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

PORTFOLIOS' SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- PRIME PORTFOLIO SEMIANNUAL INVESTMENT ADVISER'S REPORT
June 30, 2002

                                                                   July 31, 2002

Dear Shareholder:

    The fiscal half-year was one of uncertainty for investors. While the economy showed surprising strength in early 2002, much of the good news appeared to be inventory-related and investors questioned the recovery's sustainability. This, together with accounting and corporate-governance issues, a still-clouded profit outlook, and a fair degree of geopolitical risk, dampened investor enthusiasm for equity markets, which fell sharply in May and June.

    Also of note, the Federal Reserve, which aggressively lowered rates in 2001, left short-term rates unchanged in the period. Against this general backdrop, we believe investor sentiment toward money market securities was affected by two countervailing factors. On one hand, uncertainty over corporate earnings and volatility in the stock market argued in favor of money markets from a safety and risk perspective. On the other hand, money market securities continued to offer historically low interest rates in the period.

    Credit Suisse Institutional Money Market Fund, Inc. -- Prime Portfolio (the "Portfolio") had total net assets of about $951 million on June 30, 2002, compared with about $169 million at the start of the period. The Portfolio's A Shares had an annualized yield for the seven-day period ended June 30, 2002 of 2.16%. The Portfolio's average weighted maturity was 47 days as of June 30, 2002, compared with 32 days as of December 31, 2001. We maintained a fairly conservative stance during the period, in terms of maturity and yield-curve exposure. This reflected our view that the U.S. economy could show growth this year, leading to higher interest rates and hindering longer-dated paper especially. If and when rates do rise at the longer end of the yield curve, we believe we will be in a good strategic position to boost the Portfolio's overall yield.

    We will remain focused on high-quality U.S. government and corporate securities and bank obligations in order to attempt to provide competitive returns without compromising safety or stability of principal. We appreciate your continued support and investment in the Portfolio.

CREDIT SUISSE ASSET MANAGEMENT, LLC

                 SUMMARY OF CUMULATIVE TOTAL RETURNS (6/30/2002)
    ----------------------------------------------------------------------

                              SINCE                     INCEPTION
                             INCEPTION                     DATE
                         -----------------           ----------------
      Class A                  0.98%                    11/28/2001
      Class B                  0.93%                    11/28/2001
      Class C                  0.83%                    11/28/2001

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- GOVERNMENT PORTFOLIO SEMIANNUAL INVESTMENT ADVISER'S REPORT
June 30, 2002

                                                                   July 31, 2002

Dear Shareholder:

    The fiscal half-year was one of uncertainty for investors. While the economy showed surprising strength in early 2002, much of the good news appeared to be inventory-related and investors questioned the recovery's sustainability. This, together with accounting and corporate-governance issues, a still-clouded profit outlook, and a fair degree of geopolitical risk, dampened investor enthusiasm for equity markets, which fell sharply in May and June.

    Also of note, the Federal Reserve, which aggressively lowered rates in 2001, left short-term rates unchanged in the period. Against this general backdrop, we believe investor sentiment toward money market securities was affected by two countervailing factors. On one hand, uncertainty over corporate earnings and volatility in the stock market argued in favor of money markets from a safety and risk perspective. On the other hand, money market securities continued to offer historically low interest rates in the period.

    Credit Suisse Institutional Money Market Fund, Inc. -- Government Portfolio (the "Portfolio") had total net assets of about $248 million on June 30, 2002, compared with about $100,000 on January 25, 2002 (the Portfolio's inception date). The Portfolio's A Shares had an annualized yield for the seven-day period ended June 30, 2002 of 2.10%. The Portfolio's average weighted maturity was 50 days as of June 30, 2002, compared with 6 days on January 25, 2002. We maintained a fairly conservative stance during the period, in terms of maturity and yield-curve exposure. This reflected our view that the U.S. economy could show growth this year, leading to higher interest rates and hindering longer-dated paper especially. If and when rates do rise at the longer end of the yield curve, we believe we will be in a good strategic position to boost the Portfolio's overall yield.

    We will remain focused on high-quality U.S. government securities in order to attempt to provide competitive returns without compromising safety or stability of principal. We appreciate your continued support and investment in the Portfolio.

CREDIT SUISSE ASSET MANAGEMENT, LLC


                 SUMMARY OF CUMULATIVE TOTAL RETURNS (6/30/2002)
              ------------------------------------------------------

                                 SINCE                     INCEPTION
                               INCEPTION                     DATE
                            ---------------          ------------------
              Class A            1.01%                     1/25/2002
              Class B            0.96%                     1/25/2002
              Class C            0.90%                     1/25/2002

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- PRIME PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2002 (Unaudited)

        PAR                                                     RATINGS+
       (000)                                                  (S&P/MOODY'S)    MATURITY           RATE%      VALUE
       -----                                                  -------------    --------           -----      -----
CORPORATE BONDS (1.7%)
BANKS (1.7%)
      $ 1,390   First Union National Bank                       (A+ , Aa3)      12/20/02          2.030   $ 1,391,190
       15,000   Westpac Banking Corp.                           (AA- , Aa3)     04/28/03          1.975    15,007,994
                                                                                                         ------------
TOTAL CORPORATE BONDS (Cost $16,399,184)                                                                   16,399,184
                                                                                                         ------------
CERTIFICATES OF DEPOSIT (4.3%)
BANKS (0.3%)
        1,650   Credit Agricole In NY                           (A1+ , P1)      10/16/02          2.200     1,650,000
        1,000   Rabobank Nederland NV                          (A-1+ , P-1)     02/19/03          2.395     1,000,347
                                                                                                         ------------
                                                                                                            2,650,347
                                                                                                         ------------
FINANCE (0.2%)
        2,265   UBS AG                                          (A-1+ , P1)     03/24/03          2.780     2,263,325
                                                                                                         ------------
MEDICAL PRODUCTS & SUPPLIES (3.8%)
        1,000   ABN Amro Bank NA                                 (A1 , P1)      01/15/03          2.380     1,000,000
       35,000   ABN Amro Bank NA                                 (A1 , P1)      06/06/03          2.510    35,004,936
                                                                                                         ------------
                                                                                                           36,004,936
                                                                                                         ------------

TOTAL CERTIFICATES OF DEPOSIT (Cost $40,918,608)                                                           40,918,608
                                                                                                         ------------
COMMERCIAL PAPER (78.3%)
BANKS (12.9%)
       40,250   Bank of Scotland                               (A-1 , PRIM1)    08/30/02          1.850    40,253,117
        4,000   Banque Generale Du Luxembourg                   (A-1+ , P1)     07/22/02          1.840     3,995,707
       40,000   Barclays PLC                                    (A1+ , P1)      08/05/02          1.770    39,931,167
       35,000   Bayerische Hypo Union                           (A-1 , P1)      07/08/02          1.800    34,999,972
        4,000   Depfa Bank Europe PLC                            (A1 , P1)      07/18/02          1.820     3,996,562
                                                                                                         ------------
                                                                                                          123,176,525
                                                                                                         ------------
DRUGS (6.7%)
       40,000   Pfizer, Inc.                                    (A1+ , P1+)     07/03/02          1.740    39,996,133
       23,660   The Proctor & Gamble Co.                        (A1+ , P1)      07/30/02          1.740    23,626,837
                                                                                                         ------------
                                                                                                           63,622,970
                                                                                                         ------------
FINANCE (34.0%)
        4,000   American Express Credit Corp.                   (A-1 , P1)      07/25/02          1.780     3,995,253
       21,114   Barton Capital Corp.                          (A-1+ , PRIM1)    07/11/02          1.780    21,103,560
       35,000   BMW Capital Corp.                                (A1 , P1)      07/09/02          1.760    34,986,311
       34,000   Clipper Corp.                                    (NR , NR)      07/08/02          1.790    33,988,166
       15,130   Dresdner                                        (A1+ , P1)      08/20/02          1.770    15,092,806
       30,000   Kfw International Finance, Inc.               (A-1+ , PRIM1)    12/02/02          1.925    29,752,958
       35,000   Monte Blanc Capital Corp.                      (A-1+ , P1+)     07/05/02          1.790    34,993,039
       33,815   Preferred Funding                                (NR , NR)      07/19/02          1.775    33,784,989
        4,050   Shell Finance                                   (A1+ , P1)      08/27/02          1.770     4,038,650
       35,000   Shell Finance                                   (A1+ , P1)      10/02/02          1.820    34,835,442
        3,000   Sigma Finance, Inc.                             (A-1+ , P1)     08/02/02          1.810     2,995,174


                 See Accompanying Notes to Financial Statements.


        PAR                                                     RATINGS+
       (000)                                                  (S&P/MOODY'S)    MATURITY           RATE%      VALUE
       -----                                                  -------------    --------           -----      -----
COMMEERCIAL PAPER (continued)
FINANCE (continued)
      $40,000   Sigma Finance, Inc.                             (A-1+ , P1)     09/06/02          1.820   $ 39,864,511
       30,000   Toyota Motor Credit Corp.                       (A1+ , P1)      07/12/02          1.750     29,983,958
        4,040   Transamerica Finance Corp.                      (A2 , P-1)      07/08/02          1.920      4,038,492
                                                                                                          ------------
                                                                                                           323,453,309
                                                                                                          ------------
FOOD & DRUG RETAILING (3.7%)
       35,000   Compass Group PLC                                (NR , NR)      07/22/02          1.790     34,963,454
                                                                                                          ------------
MEDIA (3.8%)
       35,900   Gannett Company, Inc.                            (A1 , P1)      07/23/02          1.750     35,861,607
                                                                                                          ------------
MEDICAL PRODUCTS & SUPPLIES (3.9%)
       36,000   Abbott Laboratories                             (A1+ , P1)      07/03/02          1.740     35,996,520
        1,600   Becton, Dickinson & Co.                         (A-1 , P1)      07/03/02          1.889      1,599,833
                                                                                                          ------------
                                                                                                            37,596,353
                                                                                                          ------------
METALS & MINING (4.7%)
       45,000   Alcoa, Inc.                                     (A-1 , P1)      07/10/02          1.750     44,980,313
                                                                                                          ------------
OIL, GAS FIELD SERVICES, NEC (4.2%)
       40,000   Schlumberger Tech Corp.                        (A-1+ , P-1)     09/03/02          1.780     39,873,422
                                                                                                          ------------
SCHOOLS (0.3%)
        2,400   Harvard University                               (A1 , P1)      08/02/02          1.775      2,396,213
                                                                                                          ------------
SECURITIES & ASSET MANAGEMENT (4.1%)
        4,000   Merrill Lynch & Company, Inc..                 (A-1+ , P-1)     07/18/02          1.740      3,996,713
       31,000   Merrill Lynch & Company, Inc.                   (AA- , Aa3)     02/04/03          2.120     31,043,331
        4,000   Morgan Stanley Dean Witter & Co.                (A1+ , P1)      07/22/02          2.080      4,000,000
                                                                                                          ------------
                                                                                                            39,040,044
                                                                                                          ------------

TOTAL COMMERCIAL PAPER (Cost $744,964,210)                                                                 744,964,210
                                                                                                          ------------

OTHER MORTGAGES (1.3%)
FINANCE (1.3%)
       12,000   MMCA Auto (Cost $12,000,000)                     (NR , NR)      06/16/03          1.840     12,000,000
                                                                                                          ------------
UNITED STATES AGENCY OBLIGATIONS (5.0%)
        2,250   Fannie Mae                                      (AAA , Aaa)     07/01/02          1.921      2,250,000
       35,000   Fannie Mae                                      (AAA , Aaa)     10/09/02          1.680     34,995,147
        5,000   Fannie Mae                                      (AAA , Aaa)     02/14/03          1.920      4,939,200
        2,700   Fannie Mae                                      (AAA , Aaa)     05/13/03          1.947      2,700,000
        2,000   Federal Home Loan Bank                          (AAA , Aaa)     04/15/03          2.080      2,000,000
        1,250   Federal Home Loan Bank Discount Note            (AAA , Aaa)     04/03/03          1.694      1,250,000
                                                                                                          ------------

TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $48,134,347)                                                   48,134,347
                                                                                                          ------------

                See Accompanying Notes to Financial Statements.


        PAR                                                     RATINGS+
       (000)                                                  (S&P/MOODY'S)    MATURITY           RATE%      VALUE
       -----                                                  -------------    --------           -----      -----
REPURCHASE AGREEMENT (8.5%)
      $80,712   Goldman Sachs & Co. (collateralized by
                 $44,571,000 Resolution Funding
                 Fbe zero coupon, 1/15/19, value
                 $16,013,915; $31,238,000 U.S. Treasury
                 zero coupon, 5/15/13, value $17,474,225;
                 $26,898,000 U.S. Treasury zero coupon,
                 7/15/05, value $24,150,000; $4,610,000
                 FHLB 2.835%, 12/04/03, value $4,602,712;
                 $85,000 FHLB 4.75%, 5/15/06, value
                 $87,262) (cost $80,712,000)                    (A1+ , P1)      07/01/02          1.980    $ 80,712,000
                                                                                                           ------------
TOTAL INVESTMENTS AT VALUE (99.1%) (Cost $943,128,349)                                                      943,128,349
OTHER ASSETS IN EXCESS OF LIABILITIES (0.9%)                                                                  8,337,600
                                                                                                           ------------
NET ASSETS (100.0%)                                                                                        $951,465,949
                                                                                                           ============

                 Average Weighted Maturity--47 days (Unaudited)

                            INVESTMENT ABBREVIATIONS
                                 NR = Not Rated

+   Credit ratings given by Moody's Investors Service, Inc. and
    Standard & Poor's Ratings Group are unaudited.


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- GOVERNMENT PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2002 (Unaudited)

        PAR                                                     RATINGS+
       (000)                                                  (S&P/MOODY'S)    MATURITY           RATE%      VALUE
       -----                                                  -------------    --------           -----      -----
UNITED STATES TREASURY OBLIGATIONS (6.5%)
UNITED STATES TREASURY BILLS (6.5%)
      $ 3,000   United States Treasury Bill                     (AAA , Aaa)     07/18/02          1.675    $ 2,997,627
        5,725   United States Treasury Bill                     (AAA , Aaa)     08/29/02          1.700      5,709,050
        5,500   United States Treasury Bill                     (AAA , Aaa)     08/29/02          1.710      5,484,586
        2,000   United States Treasury Bill                     (AAA , Aaa)     09/05/02          1.675      1,993,018
                                                                                                         -------------

TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $16,184,281)                                                 16,184,281
                                                                                                         -------------
UNITED STATES AGENCY OBLIGATIONS (77.5%)
       10,000   Fannie Mae                                      (AAA , Aaa)     10/09/02          1.680      9,998,614
       10,000   Fannie Mae                                      (AAA , Aaa)     11/04/02          1.693      9,998,599
        1,115   Fannie Mae                                      (AAA , Aaa)     05/13/03          1.927      1,115,000
       10,300   Fannie Mae Discount Note                        (AAA , Aaa)     07/10/02          1.720     10,295,571
       10,000   Fannie Mae Discount Note                        (AAA , Aaa)     08/07/02          1.710      9,982,425
       10,300   Fannie Mae Discount Note                        (AAA , Aaa)     08/21/02          1.740     10,274,610
       10,300   Fannie Mae Discount Note                        (AAA , Aaa)     08/28/02          1.730     10,271,292
       10,300   Fannie Mae Discount Note                        (AAA , Aaa)     10/23/02          1.803     10,241,290
        2,000   Fannie Mae Discount Note                        (AAA , Aaa)     10/23/02          1.866      1,988,347
       10,000   Fannie Mae Discount Note                        (AAA , Aaa)     12/13/02          1.870      9,914,292
       15,000   Fannie Mae Discount Note                        (AAA , Aaa)     01/23/03          1.830     14,838,350
       10,300   Federal Home Loan Bank                          (AAA , Aaa)     07/03/02          1.700     10,299,027
       10,000   Federal Home Loan Bank                          (AAA , Aaa)     07/17/02          1.710      9,992,400
        8,330   Federal Home Loan Bank                          (AAA , Aaa)     12/26/02          1.700      8,258,998
        1,800   Federal Home Loan Bank                          (AAA , Aaa)     04/15/03          2.080      1,800,000
       10,300   Federal Home Loan Mortgage Discount Notes       (AAA , Aaa)     07/02/02          1.700     10,299,514
       10,300   Federal Home Loan Mortgage Discount Notes       (AAA , Aaa)     07/18/02          1.710     10,291,683
       10,300   Federal Home Loan Mortgage Discount Notes       (AAA , Aaa)     07/23/02          1.710     10,289,236
       14,156   Federal Home Loan Mortgage Discount Notes       (AAA , Aaa)     07/30/02          1.710     14,136,500
       10,000   Federal Home Loan Mortgage Discount Notes       (AAA , Aaa)     12/27/02          1.910      9,905,031
        3,000   Federal Home Loan Mortgage Discount Notes       (AAA , Aaa)     03/27/03          2.130      2,952,252
        5,000   Sallie Mae                                      (AAA , Aaa)     07/25/03          2.375      5,000,000
                                                                                                         -------------

TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $192,143,031)                                                 192,143,031
                                                                                                         -------------

REPURCHASE AGREEMENT (21.7%)
       53,700   Goldman Sachs & Co. (collateralized by
                $23,335,000 FHLB 6.08%, 7/8/02, value
                $24,034,360; $22,925,000 FHLB 4.75%,
                5/15/06, value $23,535,056, $6,963,000
                FNMA 5.25%, 8/14/06, value $7,204,941)
                (Cost $53,700,000)                              (A1+ , P1)      07/01/02          1.980     53,700,000
                                                                                                         -------------

TOTAL INVESTMENTS AT VALUE (105.7%) (Cost $262,027,312)                                                    262,027,312
LIABILITIES IN EXCESS OF OTHER ASSETS (-5.7%)                                                              (14,183,301)
                                                                                                         -------------

NET ASSETS (100.0%)                                                                                       $247,844,011
                                                                                                         =============

                 Average Weighted Maturity--50 days (Unaudited)

+ Credit ratings given by Moody's Investors Service, Inc. and Standard & Poor's
  Ratings Group are unaudited.


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2002 (Unaudited)


                                                                       PRIME PORTFOLIO  GOVERNMENT PORTFOLIO
                                                                       ---------------  --------------------
ASSETS
      Investments at value (Cost $862,416,349 and $208,327,312)           $862,416,349          $208,327,312
      Repurchase agreement at value (Cost $80,712,000 and $53,700,000)      80,712,000            53,700,000
      Cash                                                                     920,190             2,200,819
      Interest receivable                                                      623,431               138,205
      Receivable for fund shares sold                                        9,697,298               160,776
      Prepaid expenses and other assets                                         15,118                10,163
                                                                          ------------          ------------
        Total Assets                                                       954,384,386           264,537,275
                                                                          ------------          ------------
LIABILITIES
      Advisory fee payable                                                     116,490                16,772
      Administrative services fee payable                                       20,667                 7,284
      Payable for investments purchased                                             --            16,545,895
      Payable for fund shares redeemed                                       2,665,858                80,385
      Distribution fee payable                                                  78,083                17,226
      Dividend payable                                                             956                    --
      Other accrued expenses payable                                            36,383                25,702
                                                                          ------------          ------------
        Total Liabilities                                                    2,918,437            16,693,264
                                                                          ------------          ------------
NET ASSETS
      Capital stock, $0.001 par value                                          951,466               247,850
      Paid-in capital                                                      950,520,658           247,596,041
      Accumulated net realized gain (loss) on investments                       (6,175)                  120
                                                                          ------------          ------------
        Net Assets                                                        $951,465,949          $247,844,011
                                                                          ============          ============
A SHARES
      Net assets                                                          $105,495,820          $ 36,687,030
      Shares outstanding                                                   105,501,988            36,686,951
                                                                          ------------          ------------
      Net asset value, offering price and redemption price per share             $1.00                 $1.00
                                                                          ============          ============
B SHARES
      Net assets                                                          $728,600,599          $196,029,425
      Shares outstanding                                                   728,600,602           196,029,387
                                                                          ------------          ------------
      Net asset value, offering price and redemption price per share             $1.00                 $1.00
                                                                          ============          ============
C SHARES
      Net assets                                                          $117,369,530          $ 15,127,556
      Shares outstanding                                                   117,369,534            15,127,553
                                                                          ------------          ------------
      Net asset value, offering price and redemption price per share             $1.00                 $1.00
                                                                          ============          ============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2002 (Unaudited)


                                                                       PRIME PORTFOLIO  GOVERNMENT PORTFOLIO(1)
                                                                       ---------------  --------------------
INTEREST INCOME                                                            $2,121,737            $499,795
                                                                           ----------            --------
EXPENSES
     Investment advisory fees                                                 227,848              54,987
     Administrative services fees                                              38,315               9,389
     Distribution fees                                                         78,131              17,297
     Legal fees                                                                23,084              12,517
     Printing fees                                                             20,479              18,290
     Custodian fees                                                            17,861              15,175
     Audit fees                                                                 9,672               8,246
     Transfer agent fees                                                        4,823               4,976
     Directors fees                                                             3,593               3,530
     Registration fees                                                          2,071              13,823
     Insurance expense                                                          1,348                 346
     Miscellaneous expense                                                     13,637              10,581
                                                                           ----------            --------
       Total expenses                                                         440,862             169,157
     Less: fees waived and expenses reimbursed                               (135,273)            (96,987)
                                                                           ----------            --------
       Net expenses                                                           305,589              72,170
                                                                           ----------            --------
          Net investment income                                             1,816,148             427,625
                                                                           ----------            --------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS                                      (6,204)                120
                                                                           ----------            --------
     Net increase in net assets resulting from operations                  $1,809,944            $427,745
                                                                           ==========            ========

(1) For the period January 25, 2002 (commencement of operations) through June 30, 2002.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS


                                                            PRIME PORTFOLIO             GOVERNMENT PORTFOLIO
                                              --------------------------------------    --------------------
                                              FOR THE SIX MONTHS                              FOR THE PERIOD
                                                     ENDED            FOR THE PERIOD               ENDED
                                                 JUNE 30, 2002             ENDED              JUNE 30, 2002(2)
                                                  (UNAUDITED)       DECEMBER 31, 2001(1)        (UNAUDITED)
                                              ------------------    -----------------   --------------------
FROM OPERATIONS
   Net investment income                        $    1,816,148          $    252,523            $    427,625
   Net realized gain (loss) from investments            (6,204)                   29                     120
                                                --------------          ------------            ------------
     Net increase in net assets resulting
        from operations                              1,809,944               252,552                 427,745
                                                --------------          ------------            ------------
FROM DIVIDENDS
   Dividends from net investment income
     Class A shares                                   (794,343)             (252,427)               (191,327)
     Class B shares                                   (896,209)                  (50)               (219,161)
     Class C shares                                   (125,596)                  (46)                (17,137)
                                                --------------          ------------            ------------
   Net decrease in net assets from dividends        (1,816,148)             (252,523)               (427,625)
                                                --------------          ------------            ------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from sale of shares                  1,343,847,951           193,985,176             274,809,231
   Reinvestment of dividends                         1,623,651               251,244                 430,867
   Net asset value of shares redeemed             (563,230,898)          (25,005,000)            (27,396,207)
                                                --------------          ------------            ------------
     Net increase in net assets from
        capital share transactions                 782,240,704           169,231,420             247,843,891
                                                --------------          ------------            ------------
   Net increase in net assets                      782,234,500           169,231,449             247,844,011
NET ASSETS
   Beginning of period                             169,231,449                    --                      --
                                                --------------          ------------            ------------
   End of period                                $  951,465,949          $169,231,449            $247,844,011
                                                ==============          ============            ============


(1) For the period November 28, 2001 (commencement of operations) through December 31, 2001.
(2) For the period January 25, 2002 (commencement of operations) through June 30, 2002.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.-- PRIME PORTFOLIO FINANCIAL HIGHLIGHTS
(For a Class A Share of the Portfolio Outstanding Throughout Each Period)


                                                                                  FOR THE SIX MONTHS
                                                                                          ENDED          FOR THE PERIOD
                                                                                         JUNE 30,               ENDED
                                                                                           2002            DECEMBER 31,
                                                                                       (UNAUDITED)             2001(1)
                                                                                  ------------------     --------------
PER SHARE DATA
   Net asset value, beginning of period                                                   $ 1.0000            $ 1.0000
INVESTMENT OPERATIONS
   Net investment income                                                                    0.0081              0.0016

LESS DIVIDENDS
   Dividends from net investment income                                                    (0.0081)            (0.0016)
                                                                                          --------            --------
NET ASSET VALUE, END OF PERIOD                                                            $ 1.0000            $ 1.0000
                                                                                          ========            ========
       Total return(2)                                                                        0.82%               0.16%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)                                               $105,496            $169,164
     Ratio of expenses to average net assets(3)                                               0.20%               0.20%
     Ratio of net investment income to average net assets(3)                                  1.63%               1.71%
     Decrease reflected in above operating expense ratios due to
       waivers/reimbursements(3)                                                              0.21%               0.55%

(1) For the period November 28, 2001 (commencement of operations) through December 31, 2001.
(2) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(3) Annualized.


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- PRIME PORTFOLIO FINANCIAL HIGHLIGHTS
(For a Class B Share of the Portfolio Outstanding Throughout Each Period)


                                                                                  FOR THE SIX MONTHS
                                                                                          ENDED          FOR THE PERIOD
                                                                                         JUNE 30,               ENDED
                                                                                           2002            DECEMBER 31,
                                                                                       (UNAUDITED)             2001(1)
                                                                                  ------------------     --------------
PER SHARE DATA
   Net asset value, beginning of period                                                   $ 1.0000             $1.0000

INVESTMENT OPERATIONS
   Net investment income                                                                    0.0076              0.0015

LESS DIVIDENDS
   Dividends from net investment income                                                    (0.0076)            (0.0015)
                                                                                          --------             -------
   NET ASSET VALUE, END OF PERIOD                                                         $ 1.0000             $1.0000
                                                                                          ========             =======
       Total return(2)                                                                        0.77%               0.15%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)                                               $728,601               $  33
     Ratio of expenses to average net assets(3)                                               0.30%               0.30%
     Ratio of net investment income to average net assets(3)                                  1.58%               1.61%
     Decrease reflected in above operating expense ratios due to waivers/
       reimbursements(3)                                                                      0.04%               0.55%

(1) For the period November 28, 2001 (commencement of operations) through December 31, 2001.

(2) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(3) Annualized.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- PRIME PORTFOLIO FINANCIAL HIGHLIGHTS
(For a Class C Share of the Portfolio Outstanding Throughout Each Period)



                                                                                  FOR THE SIX MONTHS
                                                                                          ENDED          FOR THE PERIOD
                                                                                         JUNE 30,               ENDED
                                                                                           2002            DECEMBER 31,
                                                                                       (UNAUDITED)             2001(1)
                                                                                  ------------------     --------------
PER SHARE DATA
   Net asset value, beginning of period                                                   $ 1.0000           $ 1.0000

INVESTMENT OPERATIONS
   Net investment income                                                                    0.0058             0.0014

LESS DIVIDENDS
   Dividends from net investment income                                                    (0.0058)           (0.0014)
                                                                                          --------           --------
   NET ASSET VALUE, END OF PERIOD                                                         $ 1.0000           $ 1.0000
                                                                                          ========           ========
       Total return(2)                                                                        0.70%              0.14%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)                                               $117,370           $     33
     Ratio of expenses to average net assets(3)                                               0.45%              0.45%
     Ratio of net investment income to average net assets(3)                                  1.46%              1.46%
     Decrease reflected in above operating expense ratios due to
       waivers/reimbursements(3)                                                              0.04%              0.55%

(1) For the period November 28, 2001 (commencement of operations) through December 31, 2001.
(2) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(3) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- GOVERNMENT PORTFOLIO FINANCIAL HIGHLIGHTS
(For a Class A, B and C Share of the Portfolio Outstanding Throughout
Each Period)


                                                                CLASS A               CLASS B               CLASS C
                                                            --------------        --------------       --------------
                                                            FOR THE PERIOD        FOR THE PERIOD       FOR THE PERIOD
                                                                  ENDED                 ENDED                ENDED
                                                                 JUNE 30,              JUNE 30,             JUNE 30,
                                                                  2002(1)               2002(1)              2002(1)
                                                               (UNAUDITED)           (UNAUDITED)          (UNAUDITED)
                                                            --------------        --------------       --------------
PER SHARE DATA
   Net asset value, beginning of period                         $ 1.0000              $ 1.0000             $ 1.0000

INVESTMENT OPERATIONS
   Net investment income                                          0.0100                0.0096               0.0090

LESS DIVIDENDS
   Dividends from net investment income                          (0.0100)              (0.0096)             (0.0090)
                                                                --------              --------             --------
   Net asset value, end of period                               $ 1.0000              $ 1.0000             $ 1.0000
                                                                ========              ========             ========
       Total return(2)                                              1.01%                 0.96%                0.90%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)                     $ 36,687              $196,029             $ 15,128
     Ratio of expenses to average net assets(3)                     0.20%                 0.30%                0.45%
     Ratio of net investment income to average
       net assets(3)                                                1.58%                 1.56%                1.40%
     Decrease reflected in above operating
       expense ratios due to waivers/
       reimbursements(3)                                            0.65%                 0.10%                0.10%

(1) For the period January 25, 2002 (commencement of operations) through
    June 30, 2002.
(2) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.
(3) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
NOTES TO FINANCIAL STATEMENTS
June 30, 2002 (Unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES


    The Credit Suisse Institutional Money Market Fund, Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, as amended, was incorporated under the laws of the State of Maryland on August 17, 2001, and currently offers two managed investment portfolios, the Prime Portfolio and Government Portfolio (each, a "Portfolio" and collectively, the "Portfolios"), which are contained in this report.

    The investment objective of each Portfolio is to provide investors with high current income consistent with liquidity and stability of principal.

    Each Portfolio offers Class A, Class B and Class C shares. Each class of shares in each Portfolio represents an equal pro rata interest in each Portfolio, except that they bear different expenses, which reflect the difference in the range of services provided to them. Class A shares of each Portfolio bear no class specific expenses. Class B shares of each Portfolio bear expenses paid pursuant to a plan of distribution at an annual rate of .10% of the average daily net asset value of the Portfolio's Class B shares. Class C shares of each Portfolio bear expenses paid pursuant to a plan of distribution at an annual rate of .25% of the average daily net asset value of each Portfolio's Class C shares.

    A) SECURITY VALUATION -- The net asset value of each Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. Each Portfolio's investments are valued under the amortized cost method, which has been determined by the Portfolios' Board of Directors to represent the fair value of the Portfolios' investments. The Board of Directors has established procedures which include review by the Board of Directors, at such intervals as it deems appropriate, to determine the extent, if any, to which the Portfolio's net asset value per share calculated by using available market quotations deviates from & 1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Directors will promptly consider what action, if any, should be initiated. Amortized cost involves valuing the Portfolios holdings initially at their cost and then assumes a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates.

    B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

    C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are generally declared and paid annually, although the Portfolios may declare and pay short-term capital gains, if any, periodically as the Board of Directors determines. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

    D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is each Portfolio's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

    E) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

    F) REPURCHASE AGREEMENTS -- Each Portfolio may enter into repurchase agreements. Under the terms of a typical repurchase agreement, a Fund acquires a security subject to an obligation of the seller to repurchase. Securities pledged as collateral for repurchase agreements are held by the Fund's custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payment of interest and principal; however in the event of default or bankruptcy by the other party to the agreement, retention of the collateral maybe subject to legal proceedings.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES


    CSAM serves as investment adviser for the Portfolios. For their investment advisory services, CSAM is entitled to receive fees calculated at an annual rate of .20% of each Portfolio's average daily net assets.

    For the six months ended June 30, 2002, investment advisory fees earned and voluntarily waived, and expenses reimbursed were as follows:


                                                      GROSS                          NET             EXPENSE
          PORTFOLIO                               ADVISORY FEE      WAIVER      ADVISORY FEE     REIMBURSEMENTS
          ---------                               ------------     ----------   ------------     --------------
          Prime Portfolio                           $227,848       $(127,864)      $99,984          $     --
          Government Portfolio(1)                     54,987         (54,987)           --           (39,960)

    Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and State Street Bank and Trust Company ("SSB"), serve as co-administrators to the Portfolios. CSAMSI currently provides these services without compensation for both Portfolios. At its meeting held on February 12, 2002 the Board of Directors approved SSB to replace PFPC, Inc ("PFPC") as co-administrator effective May 1, 2002.

     For its administrative services, PFPC was entitled to receive a fee, exclusive of out-of pocket expenses, based on the following fee structure:


              AVERAGE DAILY NET ASSETS                                          ANNUAL RATE
              ------------------------                                          -----------
              First $500 million                                       .07% of average daily net assets
              Next $1 billion                                          .06% of average daily net assets
              Over $1.5 billion                                        .05% of average daily net assets

    For the period January 1, 2002 through April 30, 2002, administrative service fees earned, and voluntarily waived, by PFPC (including out of pocket expenses) were as follows:


                                                                    GROSS                             NET
              PORTFOLIO                                      ADMINISTRATIVE FEE     WAIVER    ADMINISTRATIVE FEE
              ---------                                      ------------------    --------   ------------------
              Prime Portfolio                                      $17,802         $(7,409)         $10,393
              Government Portfolio(1)                                2,425          (2,040)             385

    For its administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee structure calculated in total for all the Credit Suisse Funds administered by SSB and allocated based upon relative average net assets of each fund.


              AVERAGE DAILY NET ASSETS                                          ANNUAL RATE
              ------------------------                                          -----------
              First $5 billion                                       .050% of average daily net assets
              Next $5 billion                                        .035% of average daily net assets
              Over $10 billion                                       .020% of average daily net assets

(1) For the period January 25, 2002 (commencement of operations) through April 30, 2002.

    For the period May 1, 2002 to June 30, 2002, administrative service fees earned by SSB (including out-of-pocket fees) for each Portfolio were as follows:


              PORTFOLIO                                                     ADMINISTRATIVE FEE
              ---------                                                     ------------------
              Prime Portfolio                                                    $20,513
              Government Portfolio(1)                                              6,964

    Credit Suisse Asset Management Securities, Inc. ("CSAMSI") currently serves as distributor of each Portfolio's shares. Pursuant to a distribution plan adopted by the Portfolios pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its distribution services. This fee is calculated at an annual rate of .10% of the average daily net assets of the Class B shares of the Portfolios. For the Class C shares of the Portfolios, the fees are calculated at an annual rate of .25% of average daily net assets. CSAMSI may use these fees to compensate service organizations for shareholder servicing and distribution services.

    For the six months ended June 30, 2002 distribution fees paid to CSAMSI were as follows:


              PORTFOLIO                             CLASS                        DISTRIBUTION FEE
              ---------                             -----                        ----------------
              Prime Portfolio                      Class B                            $56,581
                                                   Class C                             21,550
                                                                                      -------
                                                                                      $78,131
                                                                                      -------

              Government Portfolio(1)              Class B                            $14,212
                                                   Class C                              3,085
                                                                                      -------
                                                                                      $17,297
                                                                                      =======

    Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by each Portfolio to provide certain financial printing services. For the six months ended June 30, 2002 no fees were paid to Merrill by the Portfolios for its services.

(1) For the period January 25, 2002 (commencement of operations) through June 30, 2002.

NOTE 3. CAPITAL SHARE TRANSACTIONS

    Each Portfolio is authorized to issue nine billion full and fractional shares of capital stock, $.001 par value per share, of which two billion shares are designated Class A shares, two billion shares are designated Class B shares and two billion shares are designated Class C shares. Transactions in shares of each Portfolio were as follows:


                                                                       PRIME PORTFOLIO
                                                                           CLASS A
                                           ----------------------------------------------------------------------
                                                 FOR THE SIX MONTHS                        FOR THE PERIOD
                                                        ENDED                                   ENDED
                                                    JUNE 30, 2002                           DECEMBER 31,
                                                     (UNAUDITED)                                2001(1)
                                           ------------------------------           -----------------------------
                                             SHARES             VALUE                 SHARES            VALUE
                                           ------------     -------------           -----------      ------------
Shares sold                                 222,577,135     $ 222,577,135           193,918,209      $193,918,209
Shares issued in reinvestment
  of dividends                                  602,334           602,334               251,244           251,244
Shares redeemed                            (286,841,934)     (286,841,934)          (25,005,000)      (25,005,000)
                                           ------------     -------------           -----------      ------------
Net increase (decrease)                     (63,662,465)    $ (63,662,465)          169,164,453      $169,164,453
                                           ============     =============           ===========      ============

                                                                           CLASS B
                                           ----------------------------------------------------------------------
Shares sold                                 992,894,729     $ 992,894,729                33,483      $     33,483
Shares issued in reinvestment
  of dividends                                  895,952           895,952                    --                --
Shares redeemed                            (265,223,562)     (265,223,562)                   --                --
                                           ------------     -------------           -----------      ------------
Net increase                                728,567,119     $ 728,567,119                33,483      $     33,483
                                           ============     =============           ===========      ============

                                                                           CLASS C
                                           ----------------------------------------------------------------------
Shares sold                                 128,376,087     $ 128,376,087                33,484      $     33,484
Shares issued in reinvestment
  of dividends                                  125,365           125,365                    --                --
Shares redeemed                             (11,165,402)      (11,165,402)                   --                --
                                           ------------     -------------           -----------      ------------
Net increase                                117,336,050     $ 117,336,050                33,484      $     33,484
                                           ============     =============           ===========      ============


(1) For the period November 28, 2001 (commencement of operations) through December 31, 2001.

NOTE 3. CAPITAL SHARE TRANSACTIONS -- (CONCLUDED)

                                                                             GOVERNMENT PORTFOLIO
                                                                                    CLASS A
                                                                     -------------------------------------
                                                                                 FOR THE PERIOD
                                                                                      ENDED
                                                                                 JUNE 30, 2002(1)
                                                                                   (UNAUDITED)
                                                                     -------------------------------------
                                                                        SHARES                   VALUE
                                                                     ------------             ------------
Shares sold                                                            49,064,216             $ 49,064,216
Shares issued in reinvestment of dividends                                195,191                  195,191
Shares redeemed                                                       (12,572,456)             (12,572,456)
                                                                     ------------             ------------
Net increase                                                           36,686,951             $ 36,686,951
                                                                     ============             ============

                                                                                     CLASS B
                                                                     -------------------------------------
Shares sold                                                           206,049,683             $206,049,683
Shares issued in reinvestment of dividends                                218,839                  218,839
Shares redeemed                                                       (10,239,135)             (10,239,135)
                                                                     ------------             ------------
Net increase                                                          196,029,387             $196,029,387
                                                                     ============             ============

                                                                                     CLASS C
                                                                     -------------------------------------
Shares sold                                                            19,695,332             $ 19,695,332
Shares issued in reinvestment of dividends                                 16,837                   16,837
Shares redeemed                                                        (4,584,616)              (4,584,616)
                                                                     ------------             ------------
Net increase                                                           15,127,553             $ 15,127,553
                                                                     ============             ============


(1) For the period January 25, 2002 (commencement of operations) through June 30, 2002.

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